Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0.4	$ 0.5	$ 1.0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	0.4
Finite-Lived Intangible Assets, Amortization Expense, Year Two	0.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three	$ 0.3